Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail)
¥ in Millions
		Mar. 31, 2020 JPY (¥)		Mar. 31, 2019 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 1,631,185		¥ 1,264,244
Equity securities	[1]	492,902		549,047
Derivative assets		30,538		13,998
Other assets		18,206		12,449
Policy liabilities and Policy Account Balances		300,739		360,198
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		596,477		487,997
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		81,736		90,612
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		250,355		193,305
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		88,353		100,447
Equity securities		83,901	[2]	61,193	[3]
Derivative assets	[4]	0		0
Other assets				12,449
Total		209,690		179,361
Total financial liabilities		300,739		360,198
Level 3 | Corporate debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		1,995		2,162
Level 3 | Corporate debt securities | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		1,999		4,996
Level 3 | Other asset-backed securities and debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		20,582		23,651
Level 3 | Other asset-backed securities and debt securities | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 60,945		66,750
Level 3 | Other asset-backed securities and debt securities | Measurement Input, Default Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		1.9
Level 3 | Investment funds | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		¥ 54,898		32,702
Level 3 | Investment funds | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities				22,479
Level 3 | Investment funds | Fair Value Inputs Level 3 Internal Cash Flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		5,714		6,012
Level 3 | Investment funds | Discount rate | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		23,289
Level 3 | Options held | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets				5,005
Level 3 | Options held | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		60		267
Level 3 | Options held | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		19,170
Level 3 | Reinsurance Recoverable | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets		18,206		12,449
Level 3 | Variable Annuity and Variable Life Insurance Contracts | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances		300,739		360,198
Level 3 | Japanese prefectural and foreign municipal bond securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 2,832		¥ 2,888
Level 3 | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		8.5		8.5
Minimum | Level 3 | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.4		0.1
Minimum | Level 3 | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		1.0		0.2
Minimum | Level 3 | Other asset-backed securities and debt securities | Measurement Input, Default Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities				0.6
Minimum | Level 3 | Investment funds | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities				3.8
Minimum | Level 3 | Investment funds | Discount rate | Fair Value Inputs Level 3 Internal Cash Flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		0.0		0.0
Minimum | Level 3 | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		7.6
Minimum | Level 3 | Investment funds | Teminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		7.0
Minimum | Level 3 | Investment funds | Measurement Input EV Terminal EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		6.5
Minimum | Level 3 | Investment funds | Measurement Input EV Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		7.5
Minimum | Level 3 | Investment funds | Measurement Input EV Precedent transaction Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		7.5
Minimum | Level 3 | Options held | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		12.0		0.0
Minimum | Level 3 | Reinsurance Recoverable | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.2		(0.1)
Minimum | Level 3 | Reinsurance Recoverable | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.0		0.0
Minimum | Level 3 | Reinsurance Recoverable | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1.5		1.5
Minimum | Level 3 | Reinsurance Recoverable | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.0		0.0
Minimum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.2		0.1
Minimum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.0		0.0
Minimum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1.5		1.5
Minimum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.0		0.0
Maximum | Level 3 | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		2.5		1.3
Maximum | Level 3 | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		51.2		51.2
Maximum | Level 3 | Other asset-backed securities and debt securities | Measurement Input, Default Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities				1.6
Maximum | Level 3 | Investment funds | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities				17.0
Maximum | Level 3 | Investment funds | Discount rate | Fair Value Inputs Level 3 Internal Cash Flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities				65.0
Maximum | Level 3 | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		19.1
Maximum | Level 3 | Investment funds | Teminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		11.9
Maximum | Level 3 | Investment funds | Measurement Input EV Terminal EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		10.3
Maximum | Level 3 | Investment funds | Measurement Input EV Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		11.8
Maximum | Level 3 | Investment funds | Measurement Input EV Precedent transaction Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		12.1
Maximum | Level 3 | Options held | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		33.0		15.0
Maximum | Level 3 | Reinsurance Recoverable | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.6		0.4
Maximum | Level 3 | Reinsurance Recoverable | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		100.0		100.0
Maximum | Level 3 | Reinsurance Recoverable | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		14.0		24.0
Maximum | Level 3 | Reinsurance Recoverable | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		100.0		100.0
Maximum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.6		0.4
Maximum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		100.0		100.0
Maximum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		30.0		54.0
Maximum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		100.0		100.0
Weighted Average | Level 3 | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.8		0.8
Weighted Average | Level 3 | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		12.1		8.3
Weighted Average | Level 3 | Other asset-backed securities and debt securities | Measurement Input, Default Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		1.9		0.8
Weighted Average | Level 3 | Investment funds | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities				14.1
Weighted Average | Level 3 | Investment funds | Discount rate | Fair Value Inputs Level 3 Internal Cash Flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		0.0		11.3
Weighted Average | Level 3 | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		16.5
Weighted Average | Level 3 | Investment funds | Measurement Input EV Terminal EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		9.5
Weighted Average | Level 3 | Options held | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		14.4		8.6
Weighted Average | Level 3 | Reinsurance Recoverable | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.2		0.1
Weighted Average | Level 3 | Reinsurance Recoverable | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1.4		1.3
Weighted Average | Level 3 | Reinsurance Recoverable | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		7.1		16.2
Weighted Average | Level 3 | Reinsurance Recoverable | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		100.0		99.9
Weighted Average | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.2		0.1
Weighted Average | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1.3		1.3
Weighted Average | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		6.9		16.0
Weighted Average | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		80.9		80.3
Weighted Average | Level 3 | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		8.5		8.5

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥324,220 million and ¥254,853 million as of March 31, 2019 and 2020, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥75,923 million and ¥70,129 million as of March 31, 2019 and 2020, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥5,811 million and ¥6,326 million as of March 31, 2019 and 2020, respectively.
[2]	The amount of ¥11,631 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥12,100 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”